Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The components of the provision for income taxes are as follows:
	As of December 31,
	2023	2022	2021
	US$	US$	US$

Current income tax expense/(benefit):
US-Federal	-	-	-
US-State	-	-	-
Foreign	(1,967,421)	3,805,213	1,043,451
Total current income tax expense/(benefit)	(1,967,421)	3,805,213	1,043,451

Deferred tax expense/(benefit):
US-Federal	(991,250)	(2,420,618)	-
US-State	(236,011)	(576,338)	-
Foreign	5,377,966	(1,474,186)	-
Total deferred tax expense/(benefit)	4,150,705	(4,471,142)	-

Total income tax expense/(benefit)	2,183,284	(665,929)	1,043,451

Schedule of Effective Tax Rates	Effective tax rates of 17.22% for 2023, (37.48%) for 2022 and 17.48% for 2021 differ from the federal statutory rate applied to income before income taxes due to the following:
	As of December 31,
	2023	2022	2021
	US$	US$	US$

Federal income tax benefit at the statutory rate	(991,250)	(2,420,618)	-
Effect of:
State income taxes	(236,011)	(576,338)	-
Foreign taxes	3,494,884	2,331,027	1,043,451
Other, net	(84,339)	-	-
Income tax expense/(benefit)	2,183,284	(665,929)	1,043,451

Schedule of Company’s Net Deferred Tax Assets and Liabilities	The Company’s net deferred tax assets/(liabilities) were as follows:
	As of December 31,
	2023	2022
	US$	US$

Deferred tax assets:
Impairment loss on digital assets	209,966	107,635
Impairment loss on mining equipment	3,080,895	3,080,895
Net operating loss carryforwards	6,319,614	1,555,942
Credit loss provision for receivables	81,120	131,472
Impairment loss on assets held by FTX	1,356,130	1,316,199
Limits on interest expense deduction	2,087,147	647,893
Total gross deferred tax assets	13,134,872	6,840,036

Deferred tax liabilities:
Digital asset	(5,469,875)	-
Depreciation of equipment	(7,344,560)	(2,368,894)
Total gross deferred liabilities	(12,814,435)	(2,368,894)

Net deferred tax assets	320,437	4,471,142
	As of December 31,
	2023	2022
	US$	US$

Deferred tax assets/(liabilities):
Singapore	(3,903,780)	1,474,186
United States	4,224,217	2,996,956
Net deferred tax assets	320,437	4,471,142